Employee Benefits and Incentive Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, par value		$ 0.001	$ 0.001		$ 0.001
Cash Dividend Per Share	$ 8.00
Share-based Compensation, Accelerated Vesting		$ 6.8
Option Granted Price Modified		$ 8.00
Option Granted Price Modified		$ 27.52	$ 84.80	$ 72.32
Dividend Equivalent Payment		1.5
The percentage of options awarded that are expected to vest		72.00%
Intrinsic value of vested options		0
Fair value of option awards granted under the EIP		$ 12.24	$ 31.36
Fair value of option awards granted under the EIP, Initial Awards		$ 5.92	$ 8.96
Unrecognized compensation cost related to unvested		14.6	1.0
Share based compensation in selling general and administrative expense		25.8	23.3	4.2
Net income effect of stock-based compensation expense		15.6	19.0	2.6
Modified Agreement
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Option Granted Price Modified		$ 25.52
Selling, General and Administrative Expenses
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate shares of Common Stock, for which amendments to Restricted Stock Agreements provided for acceleration			546,483
Share based compensation in selling general and administrative expense			18.5
Retirement Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees age limit		18
Employees minimum working hours		1,000
Employees contribution percentage		50.00%
Match employee contributions up to a maximum of their base salary		14.00%
Percentage of amounts in notional equity shares, vesting in each year		25.00%
Attainment of vested employees salary contribution.		100.00%
Vested maturity period		5 years
Total employer contributions under the plan		8.2	8.3	7.5
Pension Plans, Defined Benefit
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Match employee contributions up to a maximum of their base salary		3.00%
Total employer contributions under the plan		0.9	1.0	0.9
Employees successful probationary completion period		3 months
Non Qualified Retirement Savings Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees contribution percentage		50.00%
Total employer contributions under the plan		2.1	2.0	2.0
Assets under Trust		33.3	28.3
Deferred Profit Sharing Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees contribution percentage		50.00%
Match employee contributions up to a maximum of their base salary		3.00%
Total employer contributions under the plan		0.3	0.3	0.2
Non Qualified Deferred Compensation Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees contribution percentage		50.00%	50.00%	50.00%
Percentage of amounts in notional equity shares, vesting in each year		20.00%	20.00%	20.00%
Total employer contributions under the plan		1.8	2.0	1.2
Assets under Trust		10.0	1.2
Notional | Non Qualified Deferred Compensation Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Notional equity shares in the Deferred Compensation Plan		31.3	42.6
EIP | Prior Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
The annual vesting and exercisable percentage options awarded		20.00%
Option Certificate
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
The annual vesting and exercisable percentage options awarded		25.00%
Executive Management Rollover Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Intrinsic value of vested options		5.7
Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share based payment award vesting period		4 years
Restricted Stock
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share based payment award vesting period		2 years 6 months
Grants of restricted stock under the EIP		33.33%
Grants of restricted stock under the EIP		22.22%
Grants of restricted stock under the EIP		44.45%
Percentage of shares of Restricted stock acquired under the EIP, vested at end of each year		20.00%
Share based compensation for EIP restricted stock grants		1.2	19.9	1.5
Number of restricted stock granted		0	0	(313)
Unrecorded and unrecognized compensation cost related to unvested restricted stock under EIP		$ 1.3	$ 3.1
Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate maximum shares			4,804,428
Share based payment award vesting period		4 years
Maximum | EIP | Prior Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share based payment award vesting period		5 years
Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate maximum shares			1,409,536